Senior Secured Notes (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Debt Instrument [Line Items]
Senior Long Term Notes Under Private Placement					$ 500,000
Senior Notes Maturity Date					December 28, 2013
Loans Pledged as Collateral					750,000
Common Stock Issued To Underwriter, Value					11,683
Number Of Warrants Issued To Underwriter					20,000
Exercise Price Of Warrants Issued To Underwriter					$ 2.50
Amortization of deferred financing costs	0	13,104	41,735	47,078
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Senior Secured Notes Percentage					6.63%
Deferred Finance Costs, Noncurrent, Net					$ 109,183